Consolidated Statements of Financial Position	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Current assets
Cash and bank balances	RM 56,183,612	$ 12,033,329	RM 28,171,145	RM 8,106,006
Trade receivables	38,356,692	8,215,184	101,155,225	23,655,437
Other receivables, deposits and prepayments	5,470,576	1,171,680	5,030,699	8,749,606
Amount due from related companies	67,175,000	14,387,449		6,724,476
Current tax asset	20,849	4,466	12,841
Total current assets	167,206,729	35,812,108	134,369,910	47,235,525
Non-current assets
Property, plant and equipment	111,606,553	23,903,737	55,083,197
Right -of-use asset	259,526	55,585	106,183
Intangible asset	116,630,856	24,979,836	139,054,004	68,742,723
Other Investment				5,400,000
Total non-current assets	228,496,935	48,939,158	194,243,384	74,142,723
Total assets	395,703,664	84,751,266	328,613,294	121,378,248
Current liabilities
Trade payables	7,102,712	1,521,249	699,495	2,504,105
Other payables and accruals	1,689,557	361,867	8,977,625	15,470,385
Amount due to related companies	27,900,000	5,975,584		10,142,597
Amount due to holding company	21,500,000	4,604,840	140,000
Current tax liability	121,693	13,792	6,079,676
Lease liabilities	64,393	26,064	108,069
Total current liabilities	58,378,355	12,503,396	16,004,865	28,117,087
Non-current liabilities
Deferred tax liabilities	18,348,653	3,929,889	18,113,481	9,283,774
Lease liabilities	138,899	29,749
Total non-current liabilities	18,487,552	3,959,638	18,113,481	9,283,774
Total liabilities	76,865,907	16,463,034	34,118,346	37,400,861
Net assets	318,837,757	68,288,232	294,494,948	83,977,387
Share capital	23,308,795	4,992,246	4,416	4
Capital contribution	164,575,283	35,248,508	192,175,283	55,136,000
Reserves	130,859,521	28,027,312	101,972,906	25,121,921
Equity attributable to owners of the Company	318,743,599	68,268,066	294,152,605	80,257,925
Non-controlling interests	94,158	20,166	342,343	3,719,462
TOTAL EQUITY	RM 318,837,757	$ 68,288,232	RM 294,494,948	RM 83,977,387